Praxis Impact Large Cap Value ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.3%		Shares	Value
Communications - 4.6%
Alphabet, Inc. - Class A		291	$70,742
AT&T, Inc.		17,446	492,675
Booking Holdings, Inc.		6	32,396
Charter Communications, Inc. - Class A (a)		153	42,091
Comcast Corp. - Class A		13,918	437,304
DoorDash, Inc. - Class A (a)		119	32,367
Electronic Arts, Inc.		566	114,162
Fox Corp. - Class B		920	52,707
Meta Platforms, Inc. - Class A		74	54,344
Netflix, Inc. (a)		21	25,177
Verizon Communications, Inc.		10,093	443,587
Walt Disney Co.		4,973	569,409
Warner Bros Discovery, Inc. (a)		5,051	98,646
			2,465,607

Consumer Discretionary - 5.2%
Amazon.com, Inc. (a)		292	64,114
AutoZone, Inc. (a)		11	47,193
Best Buy Co., Inc.		622	47,036
Carnival Corp. (a)		2,100	60,711
Darden Restaurants, Inc.		235	44,735
DR Horton, Inc.		686	116,256
eBay, Inc.		841	76,489
Ferguson Enterprises, Inc.		617	138,566
Ford Motor Co.		13,696	163,804
Home Depot, Inc.		2,511	1,017,432
Lennar Corp. - Class B		524	62,875
Lowe's Cos., Inc.		1,576	396,064
Marriott International, Inc. - Class A		193	50,265
McDonald's Corp.		222	67,464
NIKE, Inc. - Class B		2,084	145,317
PulteGroup, Inc.		240	31,711
Ross Stores, Inc.		212	32,307
Royal Caribbean Cruises Ltd.		291	94,162
Starbucks Corp.		434	36,716
Tesla, Inc. (a)		90	40,025
Tractor Supply Co.		444	25,250
Ulta Beauty, Inc. (a)		64	34,992
			2,793,484

Consumer Staples - 9.8%
Archer-Daniels-Midland Co.		799	47,732
Church & Dwight Co., Inc.		361	31,634
Clorox Co.		424	52,279
Coca-Cola Co.		11,939	791,795
Colgate-Palmolive Co.		3,121	249,493
Dollar General Corp.		364	37,619
Dollar Tree, Inc. (a)		489	46,147
Estee Lauder Cos., Inc. - Class A		304	26,789
General Mills, Inc.		523	26,370
Kellanova		698	57,250
Kenvue, Inc.		4,830	78,391
Keurig Dr Pepper, Inc.		4,704	119,999
Kimberly-Clark Corp.		664	82,562
Kraft Heinz Co.		3,476	90,515
Kroger Co.		1,685	113,586
McCormick & Co., Inc.		602	40,280
Mondelez International, Inc. - Class A		4,600	287,362
Monster Beverage Corp. (a)		597	40,184
PepsiCo, Inc.		3,992	560,636
Procter & Gamble Co.		7,171	1,101,824
Sysco Corp.		867	71,389
Target Corp.		1,010	90,597
Tyson Foods, Inc. - Class A		728	39,530
Walmart, Inc.		10,897	1,123,045
			5,207,008

Energy - 6.7%
Baker Hughes Co.		4,267	207,888
ConocoPhillips		8,349	789,732
Devon Energy Corp.		4,916	172,355
Diamondback Energy, Inc.		708	101,315
EOG Resources, Inc.		3,959	443,883
EQT Corp.		999	54,375
Kinder Morgan, Inc.		15,931	451,007
ONEOK, Inc.		2,124	154,988
Phillips 66		2,888	392,826
Schlumberger NV		7,399	254,304
Valero Energy Corp.		1,828	311,235
Williams Cos., Inc.		4,082	258,595
			3,592,503

Financials - 25.0%(b)
Aflac, Inc.		1,938	216,475
Allstate Corp.		1,234	264,878
American Express Co.		1,051	349,100
American International Group, Inc.		1,788	140,430
Ameriprise Financial, Inc.		146	71,723
Aon PLC - Class A		639	227,855
Arch Capital Group Ltd.		1,495	135,641
Arthur J Gallagher & Co.		964	298,589
Bank of America Corp.		16,960	874,966
Bank of New York Mellon Corp.		2,105	229,361
Blackrock, Inc.		312	363,751
Brown & Brown, Inc.		451	42,299
Capital One Financial Corp.		1,654	351,607
Charles Schwab Corp.		3,962	378,252
Chubb Ltd.		1,485	419,141
Cincinnati Financial Corp.		919	145,294
Citigroup, Inc.		4,934	500,801
Citizens Financial Group, Inc.		1,058	56,243
CME Group, Inc. – Class A		718	193,996
Corebridge Financial, Inc.		1,320	42,306
Corpay, Inc. (a)		165	47,530
Fidelity National Financial, Inc.		1,385	83,779
Fidelity National Information Services, Inc.		766	50,510
Fifth Third Bancorp		1,619	72,127
Fiserv, Inc. (a)		837	107,914
Global Payments, Inc.		554	46,026
Goldman Sachs Group, Inc.		752	598,855
Hartford Insurance Group, Inc.		933	124,453
Huntington Bancshares, Inc./OH		5,918	102,204
Intercontinental Exchange, Inc.		1,394	234,861
JPMorgan Chase & Co.		6,773	2,136,407
KeyCorp		4,257	79,563
KKR & Co., Inc.		1,637	212,728
M&T Bank Corp.		723	142,879
Markel Group, Inc. (a)		92	175,845
Marsh & McLennan Cos., Inc.		1,989	400,843
MetLife, Inc.		2,343	192,993
Morgan Stanley		2,787	443,022
Nasdaq, Inc.		735	65,011
Northern Trust Corp.		1,192	160,443
PayPal Holdings, Inc. (a)		2,429	162,889
PNC Financial Services Group, Inc.		1,155	232,074
Principal Financial Group, Inc.		924	76,609
Progressive Corp.		2,125	524,769
Prudential Financial, Inc.		1,375	142,643
Raymond James Financial, Inc.		279	48,155
Regions Financial Corp.		3,969	104,663
S&P Global, Inc.		59	28,716
State Street Corp.		506	58,701
Synchrony Financial		980	69,629
T Rowe Price Group, Inc.		589	60,455
TransUnion		419	35,104
Travelers Cos., Inc.		905	252,694
Truist Financial Corp.		5,291	241,905
US Bancorp		4,597	222,173
Verisk Analytics, Inc.		192	48,290
Visa, Inc. - Class A		150	51,207
W R Berkley Corp.		1,188	91,025
Willis Towers Watson PLC		356	122,980
			13,355,382

Health Care - 15.7%
Abbott Laboratories		4,428	593,086
AbbVie, Inc.		4,398	1,018,313
Agilent Technologies, Inc.		577	74,058
Amgen, Inc.		1,380	389,436
Becton Dickinson & Co.		807	151,046
Biogen, Inc. (a)		368	51,549
Boston Scientific Corp. (a)		1,230	120,085
Bristol-Myers Squibb Co.		5,092	229,649
Cardinal Health, Inc.		847	132,945
Cencora, Inc.		445	139,076
Centene Corp. (a)		1,391	49,631
CVS Health Corp.		3,507	264,393
Danaher Corp.		2,095	415,355
Edwards Lifesciences Corp. (a)		2,110	164,095
Elevance Health, Inc.		721	232,970
Eli Lilly & Co.		75	57,225
GE HealthCare Technologies, Inc.		1,779	133,603
Gilead Sciences, Inc.		3,104	344,544
Humana, Inc.		406	105,629
Intuitive Surgical, Inc. (a)		75	33,542
IQVIA Holdings, Inc. (a)		220	41,787
Johnson & Johnson		6,486	1,202,634
Labcorp Holdings, Inc.		606	173,958
McKesson Corp.		354	273,479
Medtronic PLC		3,900	371,436
Merck & Co., Inc.		7,098	595,735
Molina Healthcare, Inc. (a)		291	55,686
Quest Diagnostics, Inc.		632	120,447
Regeneron Pharmaceuticals, Inc.		282	158,560
STERIS PLC		191	47,261
Stryker Corp.		84	31,052
Thermo Fisher Scientific, Inc.		1,111	538,857
Vertex Pharmaceuticals, Inc. (a)		83	32,506
Zimmer Biomet Holdings, Inc.		442	43,537
			8,387,165

Industrials - 11.6%
AMETEK, Inc.		726	136,488
Amphenol Corp. - Class A		214	26,482
Axon Enterprise, Inc. (a)		33	23,682
Carrier Global Corp.		3,190	190,443
CSX Corp.		3,526	125,208
Deere & Co.		857	391,872
Delta Air Lines, Inc.		2,605	147,834
Dover Corp.		670	111,776
Emerson Electric Co.		1,824	239,272
FedEx Corp.		499	117,669
HEICO Corp.		697	225,006
Hubbell, Inc.		66	28,400
Illinois Tool Works, Inc.		1,915	499,355
Ingersoll Rand, Inc.		2,810	232,162
Johnson Controls International PLC		2,367	260,252
Keysight Technologies, Inc. (a)		285	49,852
Norfolk Southern Corp.		567	170,332
Otis Worldwide Corp.		1,471	134,494
PACCAR, Inc.		1,596	156,919
Republic Services, Inc.		1,079	247,609
Rockwell Automation, Inc.		811	283,469
Southwest Airlines Co.		3,915	124,928
TE Connectivity PLC		1,405	308,440
Trane Technologies PLC		914	385,671
Union Pacific Corp.		1,246	294,517
United Airlines Holdings, Inc. (a)		1,224	118,116
United Parcel Service, Inc. - Class B		2,070	172,907
United Rentals, Inc.		151	144,154
Veralto Corp.		511	54,478
Vertiv Holdings Co. - Class A		207	31,228
Waste Connections, Inc.		656	115,325
Waste Management, Inc.		1,286	283,987
Westinghouse Air Brake Technologies Corp.		292	58,537
WW Grainger, Inc.		46	43,836
Xylem, Inc.		1,571	231,723
			6,166,423

Materials - 3.9%
Air Products and Chemicals, Inc.		616	167,996
CRH PLC		1,936	232,126
Dow, Inc.		2,267	51,982
DuPont de Nemours, Inc.		1,019	79,380
International Flavors & Fragrances, Inc.		678	41,724
International Paper Co.		1,869	86,722
Linde PLC		1,240	589,000
LyondellBasell Industries NV - Class A		6,447	316,161
Martin Marietta Materials, Inc.		74	46,641
Newmont Corp.		4,006	337,746
Nucor Corp.		552	74,757
Packaging Corp. of America		190	41,407
Sherwin-Williams Co.		78	27,008
			2,092,650

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)		702	110,607

Technology - 9.6%
Accenture PLC - Class A		1,553	382,970
Adobe, Inc. (a)		137	48,327
Advanced Micro Devices, Inc. (a)		204	33,005
Apple, Inc.		640	162,963
Applied Materials, Inc.		689	141,066
Arista Networks, Inc. (a)		419	61,053
Broadcom, Inc.		77	25,403
Cisco Systems, Inc.		10,116	692,137
Cognizant Technology Solutions Corp. - Class A		378	25,353
Corning, Inc.		2,147	176,118
Dell Technologies, Inc. - Class C		816	115,684
Garmin Ltd.		224	55,153
Hewlett Packard Enterprise Co.		4,270	104,871
HP, Inc.		3,641	99,145
Intel Corp. (a)		7,446	249,813
Lam Research Corp.		209	27,985
Marvell Technology, Inc.		686	57,672
Microchip Technology, Inc.		1,456	93,504
Micron Technology, Inc.		2,727	456,282
Microsoft Corp.		459	237,739
NetApp, Inc.		212	25,114
NVIDIA Corp.		359	66,982
ON Semiconductor Corp. (a)		791	39,004
Oracle Corp.		1,997	561,636
QUALCOMM, Inc.		2,428	403,922
Roper Technologies, Inc.		661	329,634
Salesforce, Inc.		198	46,926
Seagate Technology Holdings PLC		300	70,818
ServiceNow, Inc. (a)		52	47,855
Texas Instruments, Inc.		591	108,584
Veeva Systems, Inc. - Class A (a)		146	43,495
Western Digital Corp.		803	96,408
Zoom Communications, Inc. – Class A (a)		518	42,735
			5,129,356

Utilities - 5.0%
American Electric Power Co., Inc.		1,304	146,700
American Water Works Co., Inc.		1,219	169,673
CenterPoint Energy, Inc.		1,300	50,440
Consolidated Edison, Inc.		722	72,575
Dominion Energy, Inc.		2,173	132,922
DTE Energy Co.		198	28,003
Duke Energy Corp.		2,621	324,349
Edison International		1,298	71,753
Entergy Corp.		1,306	121,706
Eversource Energy		1,045	74,341
Exelon Corp.		3,599	161,991
FirstEnergy Corp.		1,240	56,817
NextEra Energy, Inc.		5,403	407,873
PPL Corp.		1,121	41,656
Sempra		2,487	223,780
Southern Co.		3,652	346,100
Vistra Corp.		804	157,520
WEC Energy Group, Inc.		362	41,482
Xcel Energy, Inc.		380	30,647
			2,660,328
TOTAL COMMON STOCKS (Cost $47,532,524)			51,960,513

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.2%		Shares	Value
Real Estate - 2.2%
Crown Castle, Inc.		574	55,385
Digital Realty Trust, Inc.		800	138,304
Equity Residential		594	38,450
Extra Space Storage, Inc.		447	63,000
Iron Mountain, Inc.		1,081	110,197
Prologis, Inc.		2,557	292,828
Public Storage		374	108,030
Realty Income Corp.		1,744	106,018
Simon Property Group, Inc.		663	124,425
Ventas, Inc.		1,110	77,689
Welltower, Inc.		272	48,454
Weyerhaeuser Co.		1,212	30,045
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,115,729)			1,192,825

CORPORATE BONDS - 0.4%		Par	Value
Consumer Discretionary - 0.4%
Capital Impact Partners, 4.50%, 06/15/2026		180,000	180,533
TOTAL CORPORATE BONDS (Cost $180,000)			180,533

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.0%(c)		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)		22,733	22,733
TOTAL MONEY MARKET FUNDS (Cost $22,733)			22,733

TOTAL INVESTMENTS - 99.9% (Cost $48,850,986)			53,356,604
Other Assets in Excess of Liabilities - 0.1%			32,252
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$53,388,856
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Praxis Impact Large Cap Value ETF
Notes to Quarterly Schedule of Investments
September 30, 2025 (Unaudited)

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted prices in active markets for identical securities
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$51,960,513	$–	$–	$51,960,513
Real Estate Investment Trusts - Common	1,192,825	–	–	1,192,825
Corporate Bonds	–	180,533	–	180,533
Money Market Funds	22,733	–	–	22,733
Total Investments	$53,176,071	$180,533	$–	$53,356,604

Refer to the Schedule of Investments for further disaggregation of investment categories.